PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Short-Term Investments 100.1%
Affiliated Mutual Fund 20.3%
PGIM Core Ultra Short Bond Fund (cost $12,476,016)(bb)(wb)	12,476,016	$12,476,016

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 79.8%
U.S. Treasury Bills	0.056%	09/09/21(bb)(k)	4,500	4,499,816
U.S. Treasury Bills	0.117	09/09/21	24,000	23,999,019
U.S. Treasury Bills	0.060	02/24/22	20,500	20,494,453

Total U.S. Treasury Obligations (cost $48,978,697)				48,993,288

TOTAL INVESTMENTS 100.1% (cost $61,454,713)				61,469,304
Liabilities in excess of other assets(z) (0.1)%				(47,903)

Net Assets 100.0%				$61,421,401

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at April 30, 2021(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
69	Brent Crude	Jul. 2021	$4,606,440	$256,184
9	Coffee ’C’	Jul. 2021	477,394	37,942

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Commodity Futures contracts outstanding at April 30, 2021(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
33	Copper	Jul. 2021	$3,686,100	$332,419
114	Corn	Jul. 2021	3,837,525	630,757
22	Cotton No. 2	Jul. 2021	968,880	60,255
27	Gasoline RBOB	Jul. 2021	2,343,638	131,147
46	Gold 100 OZ	Jun. 2021	8,131,420	232,330
28	Hard Red Winter Wheat	Jul. 2021	984,900	167,569
13	Lean Hogs	Jun. 2021	570,570	73,009
38	Live Cattle	Jun. 2021	1,771,940	(28,171)
14	LME Nickel	May 2021	1,482,600	68,374
8	LME Nickel	Jul. 2021	848,400	51,509
41	LME PRI Aluminum	May 2021	2,450,263	352,605
31	LME PRI Aluminum	Jul. 2021	1,857,288	93,953
25	LME Zinc	May 2021	1,822,813	133,126
21	LME Zinc	Jul. 2021	1,536,544	48,199
33	Low Sulphur Gas Oil	Jul. 2021	1,769,625	86,139
176	Natural Gas	Jul. 2021	5,241,280	475,318
25	No. 2 Soft Red Winter Wheat	Jul. 2021	918,438	130,552
23	NY Harbor ULSD	Jul. 2021	1,858,970	111,147
18	Silver	Jul. 2021	2,328,570	28,297
55	Soybean	Jul. 2021	4,219,188	342,215
45	Soybean Meal	Jul. 2021	1,917,450	70,519
97	Soybean Oil	Jul. 2021	3,631,098	649,575
89	Sugar #11 (World)	Jul. 2021	1,692,566	170,700
99	WTI Crude	Jul. 2021	6,284,520	381,752
				5,087,421
Short Positions:
14	LME Nickel	May 2021	1,482,600	(91,127)
41	LME PRI Aluminum	May 2021	2,450,263	(174,920)
25	LME Zinc	May 2021	1,822,813	(58,803)
1	LME Zinc	Jul. 2021	73,169	(434)
				(325,284)
				$4,762,137

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2